Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment [Line Items]
Less: accumulated depreciation	$ (9,505,232)	$ (6,906,788)
Property and equipment, net	35,894,855	33,629,770
Office buildings [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	22,082,349	22,082,349
Land [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	5,000,000	5,000,000
Building Improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	2,202,370	2,186,959
Leasehold Improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	3,223,028	3,077,471
Office Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	2,467,229	2,287,029
Electronic equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	4,282,327	3,522,767
Site improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	1,286,355	1,265,886
Construction in process [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 4,856,429	$ 1,114,097